Commitments and Contingencies Unfunded Credit Extension Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	$ 1,532,441	$ 613,963
Commercial Loan [Member]
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	1,467,894	539,278
Home Equity Line of Credit [Member]
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	28,780	40,915
Credit Card Receivable [Member]
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	34,627	32,496
Standby Letters of Credit [Member]
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	1,140	1,274
Conditional [Member] | Commercial Loan [Member]
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	1,075,781	609,619
Cancellable [Member] | Commercial Loan [Member]
Unfunded Commitments to Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	$ 360,165	$ 49,951